Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 3 - Cash and Cash Equivalents

	As at December 31,
	2024	2023
	New Israeli Shekels
NIS (*)	45,210	15,730
USD	9,521	120,102
	54,731	135,832

(*) As of December 31, 2024 a balance ןinclude an amounts of NIS 35,100 a restricted cash.